Expense Example - F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF - F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	Sep. 12, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 17
Expense Example, with Redemption, 3 Years	$ 55